Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Total shares in treasury at beginning of year	4,170,833
Total cost	$ 167
Shares acquired under repurchase program	23,246,177
Average price in $ per share	$ 61.73
Amount paid	1,435	405	40
Shares delivered	8,245,556
Average price in $ per share	$ 46.84
Amount received	145
Total shares in treasury at end of year	19,171,454	4,170,833
Total cost	$ 1,219	$ 167